Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives - Hedging liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	$ 85,679	$ 47,886
Fair value of hedging derivative liabilities	4,461	8,162
Total Derivative Liabilities, Nominal	4,854,028	4,602,879
Total Derivative Liabilities, Fair Value	235,649	184,840
Cash flow hedges
Hedging derivative liabilities
Fair value of hedging derivative liabilities	1,256	1,144
Fair value hedges
Hedging derivative liabilities
Fair value of hedging derivative liabilities	3,205	7,018
Forward rate agreements | Cash flow hedges | Currency risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	12,279	7,289
Fair value of hedging derivative liabilities	885	238
Interest rate swaps | Cash flow hedges | Interest rate risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities		7,311
Fair value of hedging derivative liabilities		42
Interest rate swaps | Fair value hedges | Interest rate risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	62,029	1,867
Fair value of hedging derivative liabilities	1,109	96
Currency swaps | Cash flow hedges | Currency risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	3,340	2,704
Fair value of hedging derivative liabilities	371	864
Currency swaps | Fair value hedges | Currency risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	8,031	28,715
Fair value of hedging derivative liabilities	$ 2,096	$ 6,922